Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
26. Earnings per share
Basic earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent by the weighted average number of shares outstanding during the year, increased by the number of non-vested dividend participating share-based payment awards outstanding during the period.
Diluted earnings per share amounts are calculated by dividing the net profit (loss) attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares, when the effect of their inclusion is dilutive (decreases earnings per share or increases loss per share).
The computation of the income and share data used in the basic and diluted earnings per share is as follows:

	2023	2022	2021
Basic earnings per share—
Net profit	$514,097	$348,054	$43,844
Weighted-average shares outstanding	40,105	40,445	42,439
Non-vested dividend participating awards	123	136	162
	40,228	40,581	42,601
	12.78	8.58	1.03
Diluted earnings per share—
Net profit	$514,097	$348,054	$43,844
Interest on convertible senior notes	—	42,403	—
Net change in fair value of derivatives	—	(17,189)	—
Net profit income adjusted for the effect of dilution	514,097	373,268	43,844
Weighted-average shares outstanding	40,228	40,581	42,601
Convertible shares	—	6,775	—
	40,228	47,356	42,601
	12.78	7.88	1.03
As of December 31, 2023, the Company doesn’t have any outstanding transaction involving potential ordinary shares. On September 18, 2023, the Company settled the notes issued in April 2020 (see Note 18).
At December 31, 2021, 6.7 million of shares of potential ordinary shares related to the convertible notes issued on 2020 and its related expenses, were excluded from the calculation of diluted earnings per share, because their effect was antidilutive.